STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury stock [Member]	Accumulated other comprehensive income [Member]		Accumulated deficit [Member]
Balance at Dec. 31, 2010	$ 21,753	$ 938	$ 186,012	$ (8,692)	$ 23		$ (156,528)
Balance, shares at Dec. 31, 2010		23,505,713
Issuance of shares upon exercise of options and warrants	1,260	22	1,238
Issuance of shares upon exercise of options and warrants, shares		587,904
Stock-based compensation related to employees	1,213		1,213
Other comprehensive income
Net income (loss)	4,598						4,598
Balance at Dec. 31, 2011	28,824	960	188,463	(8,692)	23	[1]	(151,930)
Balance, shares at Dec. 31, 2011		24,093,617
Purchase of treasury shares, value	(1,720)			(1,720)
Purchase of treasury shares, shares		(600,337)
Issuance of shares upon exercise of options and warrants	712	26	686
Issuance of shares upon exercise of options and warrants, shares		627,483
Issuance of treasury shares upon acquisitions, value	3,510		104	3,406
Issuance of treasury shares upon acquisitions, shares		1,556,750
Issuance of treasury shares upon exercise of options	178		(104)	353			(71)
Issuance of treasury shares upon exercise of options, shares		148,721
Stock-based compensation related to employees	1,276		1,276
Stock-based compensation related to options granted to non-employees	11		11
Other comprehensive income	446				446	[1]
Net income (loss)	1,485						1,485
Balance at Dec. 31, 2012	34,722	986	190,436	(6,653)	469	[1]	(150,516)
Balance, shares at Dec. 31, 2012	25,826,234	25,826,234
Issuance of treasury shares upon exercise of options	1,241			1,812			(571)
Issuance of treasury shares upon exercise of options, shares		646,629
Stock-based compensation related to employees	1,314		1,314
Stock-based compensation related to options granted to non-employees	30		30
Other comprehensive income	873				873	[1]
Net income (loss)	(9,871)						(9,871)
Balance at Dec. 31, 2013	$ 28,309	$ 986	$ 191,780	$ (4,841)	$ 1,342	[1]	$ (160,958)
Balance, shares at Dec. 31, 2013	26,472,963	26,472,963

[1]	Relates to foreign currency translation adjustments.